FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Institutional Shares
Institutional Service Shares

Supplement to Prospectuses dated April 30, 2005.



Please  delete  the  Prospectus   section   entitled   "PORTFOLIO   MANAGEMENT
INFORMATION" and replace it with the following:




Todd A. Abraham
Todd A. Abraham has been a portfolio manager for the Fund since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.


Donald T. Ellenberger
Donald T. Ellenberger has been designated as a back-up portfolio manager for the Fund, and as such does not have primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.


   The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.



Federated Securities Corp., Distributor

Cusip 31429A204

Cusip 31429A105

33127 (06/05)

                                                      June 22, 2005





Federated Total Return Government Bond Fund
Institutional Shares
Institutional Service Shares

Supplement to Statement of Additional Information (SAI) dated April 30,
2005.

Under the section entitled "Who Manages and Provides Services to the Fund?" under the "Officers" table, please delete the information pertaining to Susan
M. Nason in its entirety.


Under the section entitled "Who Manages and Provides Services to the Fund?" please delete the "Portfolio Manager Information" sub-section in its entirety and replace it with the following:


Portfolio Manager Information
The following information about the Fund's portfolio manager is provided as of May 31, 2005.

                               ---------------------------
Other Accounts Managed by      Total Number of Other
Todd Abraham                   Accounts Managed / Total
                               Assets*
----------------------------------------------------------
----------------------------------------------------------
Registered Investment          10 funds /  $ 4,630.66
Companies                      million
----------------------------------------------------------
----------------------------------------------------------
Other Pooled Investment        0
Vehicles
----------------------------------------------------------
----------------------------------------------------------
Other Accounts                 0
----------------------------------------------------------
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Todd Abraham is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant
factor.   Of lesser importance are: Leadership/Teamwork/Communication, Client
Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

Investment Product Performance ("IPP") is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (i.e., Lehman Brothers Government Bond Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's desgnated peer group of comparable funds (eg, funds in the same category as established by
Lipper).    These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. As noted above, Mr. Abraham is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks.
The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Abraham is a member of an Investment Team that establishes guidelines on various performance drivers (e.g., currency, duration, sector) for Taxable Fixed Income funds. A portion of the IPP score is determined by Federated senior management's assessment of the team's contribution.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

In addition, Mr. Abraham was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Donald Ellenberger is the named back up portfolio manager on the fund and is not responsible for day-to-day management of the Fund.

Federated Securities Corp., Distributor

Cusip 31429A204

Cusip 31429A105

33128 (06/05)

                                                      June 22, 2005